Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2021	Mar. 31, 2021
Derivatives, Fair Value [Line Items]
Notional amount	[1]	¥ 1,275,569	¥ 1,376,353
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	1,061,161	1,174,835
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	192,620	182,809
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	9,782	7,865
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	11,478	10,431
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	528	413
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	6,565	8,625
Fair value of derivative payables	[2]	6,157	8,252
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	3,404	4,639
Fair value of derivative payables	[2]	3,245	4,476
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	2,487	3,328
Fair value of derivative payables	[2]	2,383	3,246
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	495	531
Fair value of derivative payables	[2]	328	384
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	116	94
Fair value of derivative payables	[2]	136	113
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	63	33
Fair value of derivative payables	[2]	¥ 65	¥ 33

[1]	Notional amount includes the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.